Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2014	May 08, 2014	Nov. 30, 2013
Document And Entity Information
Entity Registrant Name	Oxford City Football Club, Inc.
Entity Central Index Key	0001414295
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 4,087,226
Entity Common Stock, Shares Outstanding		13,882,879
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013